Components of Other Payables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts Payable and Accrued Liabilities [Line Items]
Accrued tender expenses	$ 4,256	$ 2,757
Accrued construction costs	11,022	26,005
Accrued operating expenses	22,021	15,595
Accrued professional fees	3,261	2,806
Advance subsidies	6,325	3,126
Commissions payable	980	585
Guarantee deposits from distributors	8,953	7,230
Interest payable	588	612
Accrued warranty	8,974	5,822
Other taxes payable	612	1,576
Others	507	501
Other payables	$ 67,499	$ 66,615